Common and Preferred Stock - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014
Class of Stock [Line Items]
Common stock shares, authorized	1,800,000,000	375,000,000	700,000,000
Common stock shares, par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares, issued	161,760	115,510	115,510
Common stock shares, outstanding	161,760	115,510	115,510
Preferred stock, shares issued		0	0
Preferred stock dividends declared per share		$ 0.0128
Dividends of preferred stock in arrears		$ 5,108,338	$ 2,574,869
Proceeds from issuance of convertible preferred stock value	6,569,886	1,160,000	170,000
Subscription receivable			3,288,333
Conversion of preferred stock to common stock	1,480,000
Convertible Notes Payable
Class of Stock [Line Items]
Notes qualified for equity financing	5,000,000
Class A Warrant | Convertible Notes Payable
Class of Stock [Line Items]
Warrants issued to purchase comment stock				82,625
Preferred units issued as consideration, warrants price per share				$ 4.92
Class B Warrant | Convertible Notes Payable
Class of Stock [Line Items]
Warrants issued to purchase comment stock				82,625
Preferred units issued as consideration, warrants price per share				$ 0.20
Notes Payable To Related Party
Class of Stock [Line Items]
Number of preferred units issued as consideration				4,000,000
Value of preferred units issued as consideration				100,000
Preferred units issued as consideration, price per share				$ 0.025
Notes Payable To Related Party | Class A Warrant
Class of Stock [Line Items]
Preferred units issued as consideration, warrants price per share				$ 4.92
Preferred units issued as consideration, warrants				20,000
Notes Payable To Related Party | Class B Warrant
Class of Stock [Line Items]
Preferred units issued as consideration, warrants price per share				$ 0.20
Preferred units issued as consideration, warrants				20,000
Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock shares, authorized		535,000,000	225,000,000
Preferred stock shares, par value		$ 0.001	$ 0.001
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Conversion of preferred stock to common stock, conversion ratio	200	200
Conversion of notes payable to preferred stock		2,442,000
Conversion of notes payable to preferred stock, accrued interest		72,338
Convertible notes, Conversion price per share	$ 0.0246	$ 0.0246
Proceeds from issuance of convertible preferred stock value	366,250	1,160,000
Series C Convertible Preferred Stock | Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock shares, authorized	165,877,435	210,000,000	210,000,000
Preferred stock shares, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares, outstanding	165,877,435	150,989,224	0
Preferred stock liquidation preference per share		$ 0.0492
Stock issued during period upon conversion of debt, value		3,674,338
Preferred stock shares issued	14,888,211	150,989,224
Series D Convertible Preferred Stock
Class of Stock [Line Items]
Conversion of preferred stock to common stock, conversion ratio	200			200
Conversion of notes payable to preferred stock				400,000
Conversion of notes payable to preferred stock, accrued interest				13,129
Convertible notes, Conversion price per share	$ 0.025			$ 0.025
Proceeds from issuance of convertible preferred stock value	6,203,636
Gross proceeds from issuance of convertible preferred stock value	7,139,164
Series D Convertible Preferred Stock | Class A Warrant | Convertible Notes Payable
Class of Stock [Line Items]
Warrants issued to purchase comment stock	1,427,832
Preferred units issued as consideration, warrants price per share	$ 4.92
Warrants granted as part of offering costs	466,436
Series D Convertible Preferred Stock | Class B Warrant | Convertible Notes Payable
Class of Stock [Line Items]
Warrants issued to purchase comment stock	1,427,832
Preferred units issued as consideration, warrants price per share	$ 0.20
Warrants granted as part of offering costs	251,216
Series D Convertible Preferred Stock | Series D Preferred Stock Warrant
Class of Stock [Line Items]
Warrants granted as part of offering costs	7,200,000
Series D Convertible Preferred Stock | Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued	285,566,560
Preferred stock shares, authorized	325,000,000	0
Preferred stock shares, par value	$ 0.001	$ 0.001
Preferred stock shares, outstanding	306,091,710	0
Stock issued during period upon conversion of debt, shares				16,525,121
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Conversion of notes payable to preferred stock			6,150,000
Conversion of notes payable to preferred stock, accrued interest			551,856
Convertible notes, Conversion price per share			$ 0.16
Conversion of stock, shares converted				9,250,000
Conversion of preferred stock to common stock				1,480,000
Conversion of preferred stock to common stock				46,250
Series A Convertible Preferred Stock | Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock shares, authorized	119,987,898	125,000,000	125,000,000
Preferred stock shares, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares, outstanding	107,881,171	117,131,171	117,131,171
Preferred stock liquidation preference per share		$ 0.32
Stock issued during period upon conversion of debt, shares			41,886,599
Stock issued during period upon conversion of debt, value			6,701,856
Preferred stock, stated value per share				$ 0.16
Series A Convertible Preferred Stock | Convertible Preferred Stock | Convertible Notes Payable
Class of Stock [Line Items]
Stock issued during period upon conversion of debt, shares			10,599,058
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Conversion of notes payable to preferred stock			5,856,667
Conversion of notes payable to preferred stock, accrued interest			149,456
Convertible notes, Conversion price per share			$ 0.16
Proceeds from issuance of convertible preferred stock value			170,000
Preferred shares issued, price per share			$ 0.16
Series B Convertible Preferred Stock | Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock shares, authorized	59,465,350	100,000,000	100,000,000
Preferred stock shares, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares, outstanding	59,465,350	59,465,350	59,465,350
Preferred stock liquidation preference per share		$ 0.32
Stock issued during period upon conversion of debt, shares			38,632,015
Stock issued during period upon conversion of debt, value			6,176,123
Preferred stock shares issued			20,833,334
Series B Convertible Preferred Stock | Convertible Preferred Stock | Convertible Notes Payable
Class of Stock [Line Items]
Stock issued during period upon conversion of debt, shares			26,160,555
Convertible notes, Conversion price per share			$ 0.16
Series C-1 Convertible Preferred Stock
Class of Stock [Line Items]
Conversion of notes payable to preferred stock		2,000,000
Conversion of notes payable to preferred stock, accrued interest		67,068
Convertible notes, Conversion price per share		$ 0.0246
Series C-1 Convertible Preferred Stock | Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock shares, authorized	84,027,175	100,000,000	100,000,000
Preferred stock shares, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares, outstanding	84,027,175	84,027,175	0
Preferred stock liquidation preference per share		$ 0.0492
Stock issued during period upon conversion of debt, value		$ 2,067,068
Preferred stock shares issued		84,027,174